Intangible Assets (Details) - Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Net amount	$ 1,985,595	$ 1,979,491
Trade Marks One [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Net amount	$ 341,183	315,912
Trade Marks One [Member] | Bottom of range [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	2 years
Trade Marks One [Member] | Top of Range [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	20 years
Software [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Net amount	$ 24,941	21,079
Software [Member] | Bottom of range [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	2 years
Software [Member] | Top of Range [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	15 years
Customer relationships [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Net amount	$ 486,166	549,705
Customer relationships [Member] | Bottom of range [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	3 years
Customer relationships [Member] | Top of Range [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	20 years
Supplier contracts [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Net amount	$ 28,077	30,509
Supplier contracts [Member] | Bottom of range [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	7 years
Supplier contracts [Member] | Top of Range [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	17 years
Other [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Net amount	$ 1,044	833
Other [Member] | Bottom of range [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	2 years
Other [Member] | Top of Range [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life	17 years
Indefinite [Membet] | Trademarks [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life, description	Undefined
Net amount	$ 1,092,793	1,050,106
Indefinite [Membet] | Water rights [Member]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques [Line Items]
Useful life, description	Undefined
Net amount	$ 11,391	$ 11,347